Benefit Plans (Schedule Of Asset Allocation Guidelines) (Details)	Dec. 31, 2020
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	36.00%
Equity Securities [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	36.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	64.00%
Debt Securities [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	64.00%